Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	DANAHER CORP /DE/
Entity Central Index Key	0000313616